Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense Benefit
34.1 Details of income tax expense for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Income tax payable
Current income tax expense	￦	1,571,947	￦	1,984,075	￦	1,468,269
Adjustments of income tax of prior years recognized in current tax		7,952		(122,385)		(35,326)

		1,579,899		1,861,690		1,432,943

Changes in deferred income tax assets and liabilities		214,660		(344,157)		532,256

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		18,638		(91,150)		25,895
Currency translation differences		(15,675)		(15,059)		(11,866)
Net gains or losses on financial assets at fair value through other comprehensive income		(71,421)		2,344,582		(1,198,075)
Share of other comprehensive income or loss of associates and joint ventures		(7)		44		(7)
Gains or losses on cash flow hedging instruments		(21,534)		(25,049)		(1,913)
Gains or losses on hedging instruments of net investments in foreign operations		25,599		24,936		4,931
Other comprehensive income or loss arising from separate account		24,206		—		—
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(5,202)		(14,009)		19,038
Net gains or losses on overlay adjustment		(46,834)		—		—
Finance gains or losses on insurance contract assets (liabilities)		—		(2,143,070)		810,383

		(92,230)		81,225		(351,614)

Others		(5,104)		(80,415)		(6,567)

Income tax expense	￦	1,697,225	￦	1,518,343	￦	1,607,018

Schedule of Effective Income Tax Rate Reconciliation
34.2 Analysis of the relationship between net profit before income tax expense and income tax expense for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021			2022			2023
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
	(In millions of Korean won)
Profit before income tax expense		￦	6,081,606		￦	5,449,744		￦	6,170,449
Income tax at the applicable tax rate *	27.33		1,662,080	27.31		1,488,318	26.23		1,618,637
Non-taxable income	(0.67)		(40,708)	(1.05)		(57,320)	(0.71)		(44,083)
Non-deductible expenses	0.42		25,739	0.42		22,661	0.34		21,133
Tax credit and tax exemption	(0.01)		(361)	(0.04)		(2,380)	(0.03)		(2,006)
Temporary difference for which no deferred tax is recognized	0.08		5,065	2.49		135,694	(0.07)		(4,312)
Changes in recognition and measurement of deferred tax	0.10		5,997	0.90		49,262	1.11		68,362
Income tax refund for tax of prior years	(0.23)		(13,953)	(2.54)		(138,314)	(0.70)		(42,952)
Income tax expense of overseas branches	0.31		18,571	0.57		31,270	0.91		56,285
Tax rate change effect	—		—	0.05		2,714	0.01		622
Others	0.57		34,795	(0.25)		(13,562)	(1.05)		(64,668)

Average effective tax rate and income tax expense	27.91	￦	1,697,225	27.86	￦	1,518,343	26.04	￦	1,607,018

*
Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2021 and 2022.

*
Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023.